Stock Options and Contributed Surplus (Tables)	12 Months Ended
Dec. 31, 2020
Stock Options And Contributed Surplus
Schedule of Stock Options Outstanding

Stock option transactions and the number of stock options outstanding were as follows:

		Historical
		Weighted Average
	Number of	Exercise
	Options	Price

Balance, January 1, 2018	33,090,291	$0.68
Expired/cancelled	(1,944,791)	0.74
Exercised	(372,250)	0.26
Granted	13,690,479	0.34

Balance, December 31, 2018	44,463,729	0.58
Expired/cancelled (1)	(8,707,811)	0.90
Exercised	(281,250)	0.22
Granted	17,785,670	0.27

Balance, December 31, 2019	53,260,338	0.43
Expired/cancelled	(8,287,937)	1.02
Exercised	(3,302,835)	0.24
Granted	9,474,926	0.36

Balance, December 31, 2020	51,144,492	$0.33

(1)	2,277,186 cancelled options related to staff employed at DenseLight

Schedule of Stock Options Assumptions

The stock options granted were valued using the Black-Scholes option pricing model using the following assumptions:

	2020	2019	2018

Weighted average exercise price	$0.36	$0.27	$0.34
Weighted average risk-free interest rate	0.52% - 1.52%	1.57%	2.17%
Weighted average dividend yield	0%	0%	0%
Weighted average volatility	94.77%	95.48%	103.47%
Weighted average estimated life	10 years	10 years	10 years
Weighted average share price	$0.36	$0.27	$0.34
Share price on the various grant dates:	$0.22 - $0.39	$0.24 - $0.28	$0.18 - $0.40
Weighted average fair value	$0.30	$0.24	$0.30

Schedule of Weighted Average Remaining Contractual Life and Weighted Average Exercise Price of Options

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at December 31, 2020 are as follows:

Options Outstanding				Options Exercisable

		Historical	Weighted		Historical
		Weighted	Average		Weighted
		Average	Remaining		Average
Exercise	Number	Exercise	Contractual	Number	Exercise
Range	Outstanding	Price	Life (years)	Exercisable	Price

$0.11 - $0.20	496,750	$0.18	6.72	496,750	$0.18
$0.21 - $0.24	9,226,250	$0.22	7.14	6,624,688	$0.22
$0.25 - $0.29	10,270,238	$0.26	8.37	4,201,176	$0.26
$0.30 - $0.86	31,026,254	$0.35	7.88	16,750,991	$0.36
$0.87 - $1.64	125,000	$0.92	0.92	125,000	$0.92

	51,144,492	$0.31	7.82	28,198,605	$0.31